SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 2,960,626,610	$ 1,654,356,064	$ 1,294,829,413
Total long-lived assets	538,631,956	568,440,775
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	240,258,288	180,336,649	656,459,728
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	137,011,822	72,186,472	422,038,906
United Kingdom
Revenues generated by geographic location of customers' headquarter
Total net revenues	59,878,185	32,901,446	28,266,410
France
Revenues generated by geographic location of customers' headquarter
Total net revenues	9,990,167	26,405,640	18,726,891
Netherlands
Revenues generated by geographic location of customers' headquarter
Total net revenues	9,166,320	12,881,805	21,998,224
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,124,816	16,135,229	71,982,482
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	23,086,978	19,826,057	93,446,815
The Americas
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,795,489,931	588,278,676	342,252,612
Canada.
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,182,091,018	371,840,958	86,327,618
Total long-lived assets	29,152,090	115,404,304
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	604,537,140	215,262,233	254,096,258
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	8,861,773	1,175,485	1,828,736
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Total net revenues	924,878,391	885,740,739	296,117,073
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	623,691,469	483,787,914	120,248,386
PRC
Revenues generated by geographic location of customers' headquarter
Total net revenues	163,657,880	199,663,742	89,120,632
Total long-lived assets	438,640,711	441,711,646
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	63,816,728	68,731,110	22,523,243
Singapore
Revenues generated by geographic location of customers' headquarter
Total net revenues	18,021,083	36,743,424	969,796
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	55,691,231	96,814,549	63,255,016
Total long-lived assets	$ 70,839,155	$ 11,324,825